As filed with the Securities and Exchange Commission on July 13, 2006

File Nos. 333-70963; 811-09201 ______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 14

AND THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 7

COLI VUL-2 SERIES ACCOUNT

(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices)

(303) 737-3000

(Depositor’s Telephone Number)

Raymond L. McFeetors

President and Chief Executive Officer

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

COPIES TO:

James F. Jorden, Esq.	Beverly A. Byrne, Esq.
Jorden Burt LLP	Vice President, Counsel & Associate Secretary
Suite 400 East	Great-West Life & Annuity Insurance Company
1025 Thomas Jefferson Street, N.W.	8515 East Orchard Road, 2T3
Washington, D.C. 20007-5208	Greenwood Village, Colorado 80111
------------

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485.
☐ on ____________ pursuant to paragraph (b) of Rule 485.
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐ on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being offered: flexible premium variable universal life insurance policies.

EXPLANATORY NOTE

This post-effective amendment no. 14 to the registration statement on Form N-6 (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement (post-effective amendment no. 13) with a supplement to the prospectus, dated May 1, 2006. This post-effective amendment no. 14 relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as expressly provided in the supplement.

Key Business VUL - Prospectus

A Flexible Premium Variable Universal Life Insurance Policy

offered by Great-West Life & Annuity Insurance Company

in connection with its COLI VUL-2 Series Account

Supplement dated July 13, 2006 to the

Prospectus dated May 1, 2006

This supplement adds certain information to and amends certain information contained in the Prospectus dated May 1, 2006. Please read it carefully and keep it with your Prospectus for future reference.

IMPORTANT INFORMATION REGARDING FUND CLOSURE AND MERGER

Effective the close of business on July 14, 2006, the Maxim U.S. Government Securities Portfolio is closed to new investments by existing investors. Effective on or about July 15, 2006, the Maxim U.S. Government Securities Portfolio will merge into and become part of the Maxim U.S. Government Mortgage Securities Portfolio. Because of this merger, your investment in the Maxim U.S. Government Securities Portfolio automatically became an investment in the Maxim U.S. Government Mortgage Securities Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future allocations directed to the Maxim U.S. Government Securities Portfolio will be automatically allocated to the Maxim U.S. Government Mortgage Securities Portfolio. You may give us alternative allocation instructions at any time by contacting Great-West at (303) 737-3000, or by writing to Great-West at 8515 East Orchard Road Greenwood Village, Colorado 80111. See also the Transfers Among Divisions section on page 35 of your Prospectus for further information about making Fund allocation changes.

You will not incur any fees or charges or any tax liability because of the merger, and your Account Value immediately before the merger will equal your Account Value immediately after the merger.

IMPORTANT INFORMATION ABOUT FUND ADDITION

Effective the close of business on July 14, 2006, the following Fund is added as an available variable investment option under the Policy:

Maxim U.S. Government Mortgage Securities Portfolio

On page 17 of the Prospectus, add the following:

Maxim U.S. Government Mortgage Securities Portfolio (effective on or about July 15, 2006 renamed Maxim U.S. Government Securities Portfolio) seeks the highest level of return with preservation of capital and substantial credit protection. Under normal circumstances, this Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This Fund focuses on relative value of the security by analyzing the current and expected level of interest rates, and current and historical assets yields versus treasury yields. It invests in private mortgage pass-through securities and collateralized mortgage obligations (“CMOs”). CMO’s may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund also invests in dollar rolls and/or mortgage dollar rolls with up to 20% of its net assets.

This Fund addition does not change Total Annual Fund Operating Expenses on page 12 of the Prospectus.

IMPORTANT INFORMATION REGARDING THE MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Effective on or about July 15, 2006, the Maxim U.S. Government Mortgage Securities Portfolio will be renamed Maxim U.S. Government Securities Portfolio. Accordingly, all references to Maxim U.S. Government Mortgage Securities Portfolio will be replaced with Maxim U.S. Government Securities Portfolio.

PART C: OTHER INFORMATION

Item 26. Exhibits

(a)

Board of Directors Resolution. Resolution authorizing establishment of Registrant is incorporated by reference to initial Registrant’s Registration Statement on Form S-6 filed on January 22, 1999 (File No. 333-70963).

(b)	Custodian Agreements. None.

(c)

Underwriting Contracts. Copy of underwriting contract between Great-West Life & Annuity Insurance Company (“Great-West”) and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 filed on April 29, 2003 (File Nos. 333-70963 and 811-09201).

(d)	Policies.

(d)(1)	Specimen Policy is incorporated by reference to Registrant’s initial Registration Statement on Form S-6 filed on January 12, 1999 (File No. 333-70963).
(d)(2)	Specimen Term Life Insurance Rider is incorporated by reference to Registrant’s initial Registration Statement on Form S-6 filed on January 12, 1999 (File No. 333-70963).
(d)(3)	Specimen Policy Free-Look Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form S-6 filed on April 27, 2000 (File No. 333-709630.
(d)(4)	Specimen Policy Return of Expense Charge Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form S-6 filed on April 25, 2001 (File No. 333-70963).
(d)(5)	Change of Insurance Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-6 filed on April 30, 2004 (File No. 333-70963 and 811-09201).

(e)	Applications. Specimen Application is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 filed on June 23, 1999 (File No. 333-70963).

(f)

(f)(1)       Depositor’s Certificate of Incorporation and By-Laws. Copy of Articles of Incorporation of Great-West, as amended, is incorporated by reference to Pre-Effective Amendment No. 2 on Form S-1 of Great-West filed on October 29, 1996, (File No. 333-01173).

(f)(2)

Copy of By-Laws of Great-West is incorporated by reference to Amendment No. 1 on Form 10-K of Great-West filed on March 31, 1998 (File No. 333-01173); Amended Bylaws of Great-West are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972), Accession No. 0000740858-06-000010.

(g)

Reinsurance Contracts. Form of Reinsurance Contract between Great-West and Security Life of Denver is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 filed on April 29, 2003 (File Nos. 333-70963 and 811-09201).

(h)	Participation Agreements.

(h)(1)

Participation Agreement among Great-West, AIM Variable Insurance Funds, Inc., and AIM Distributors, Inc., dated March 30, 2005, is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File Nos. 333-70963).

(h)(2)	Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and Fund Distributors, dated September 14, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(3)

First Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc. and Fund Distributors, dated April 20, 2000, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(4)

Second Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc. and Fund Distributors, dated May 1, 2002, incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(5)

Third Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and Fund Distributors, dated April 26, 2005, is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(h)(4)

Fund Participation Agreement among Great-West, Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P. and Davis Distributors, LLC, dated December 16, 2004, is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(h)(5)

Fund Participation Agreement between Great-West and Dreyfus Life & Annuity Index Fund, Inc., dated December 31, 1998, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(6)

Amendment to Fund Participation Agreement between Great-West and Dreyfus Life & Annuity Index Fund, Inc., dated March 15, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(7)

Amendment to Fund Participation Agreement among Great-West, Dreyfus Growth and Value Funds, Inc., Dreyfus Life & Annuity Index Fund, Inc., and Dreyfus Variable Investment Fund, dated January 1, 2002, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(8)

Second Amendment to Fund Participation Agreement among Great-West, Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(h)(9)

Third Amendment to Fund Participation Agreement among Great-West, Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus Variable Investment Fund, dated December 1, 2004, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(10)

Fund Participation Agreement among Great-West, Insurance Series and Federated Securities Corporation, dated October 6, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(11)

Amendment to Fund Participation Agreement among Great-West, Insurance Series and Federated Securities Corporation, dated December 31, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(12)

Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated February 1, 1994, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(13)

First Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(14)

Second Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated May 1, 2001, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(15)

Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors Corporation, dated May 1, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(16)

First Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(17)

Participation Agreement among Great-West, Variable Insurance Products Fund III and Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(18)

First Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund III and Fidelity Distributors Corporation, dated May 1, 2001, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(19)

Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated June 1, 1998, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(20)

Letter Agreement Supplement to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated April 27, 1998, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(21)

Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated December 1, 1998, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(22)

Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated October 4, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(23)	Agreement between Great-West and Maxim Series Fund, Inc. is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(24)

Fund Participation Agreement among Great-West, Neuberger Berman Advisers Management Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated, dated January 1, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(25)

Fund Participation Agreement among Great-West, PIMCO Variable Insurance Trust, Pacific Investment Management Company LLC and PIMCO Advisors Distributors LLC, dated March 1, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-6 filed on May 3, 2004 (File No. 333-70963 and 811-09201).

(h)(26)

Fund Participation Agreement among Great-West, Scudder Variable Series I, Scudder Variable Series II, Scudder Investment VIT Funds, Deutsche Investment Management Americas, Inc., Deutsche Asset Management, Inc. and Scudder Distributors, dated March 31, 2005, is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(h)(27)

Fund Participation Agreement among Great-West, STI Classic Variable Trust, Trusco Capital Management, Inc., and SEI Investments Distribution Company, dated June 21, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 filed on April 29, 2003 (File Nos. 333-70963 and 811-09201).

(i)	Administrative Contracts. None.

(j)	Other Material Contracts. None.

(k)

Legal Opinion. An opinion and consent of counsel regarding the legality of the securities being registered is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form S-6 filed on June 23, 1999 (File No. 333-70963)

(l)

Actuarial Opinion. An opinion of an actuarial officer of Great-West with respect to the illustrations is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(m)	Calculation of Hypothetical Illustration Value is incorporated by reference to Registrant’s Post Effective Amendment No. 9 to Form N-6 filed on April 29, 2003 (File No. 333-70963).

(n)	Other Opinions.

(n)(1)	Legal Consent of Jorden Burt, LLP is filed herewith.
(n)(2)	Independent Registered Public Accounting Firm’s consent is filed herewith.

(o)	Omitted Financial Statements. None.

(p)	Initial Capital Agreements. None.

(q)	Redeemability Exemption. None.

Item 27. Directors and Officers of the Depositor.

Name	Principal Business Address	Positions and Offices with Depositor
J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director
J. W. Burns, O. C.	Power Corporation of Canada 1 Lombard Place, 26th Floor Winnipeg, Manitoba, Canada R3B 0X5	Director

O. T. Dackow	8515 East Orchard Road Greenwood Village, CO 80111	Director
A. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
R. Gratton	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Chairman
K. P. Kavanagh, C. M.	100 Osborne Street North Winnipeg, Manitoba, Canada R3C 3A5	Director
W. Mackness	696 Whitehaven Crescent London, Ontario, Canada N6G 4V4	Director
W. T. McCallum	8515 East Orchard Road Greenwood Village, CO 80111	Vice-Chairman
R. L. McFeetors	8515 East Orchard Road Greenwood Village, CO 80111	Director, President and Chief Executive Officer
J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director
D. A. Nield	330 University Avenue Toronto, Ontario, Canada M5G 1R8	Director
R.J. Orr	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
M. Plessis-Bélair, F. C. A.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, New York 10577	Director
S. M. Corbett	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Investments
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Controller
T. L. Fouts	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Medical Officer
J. R. Gabbert	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Information Officer
M. T. G. Graye	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President and Chief Financial Officer
D. A. Goldin	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Operations
W. T. Hoffmann	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Investments
C. M. Knackstedt	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Management
D. C. Lennox	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, General Counsel and Secretary
J. L. McCallen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Actuary

G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Corporate Administration
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Retirement Services
R. F. Rivers	8505 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Healthcare
M. Rosenbaum	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Finance
G. E. Seller	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Government Markets
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Individual Markets
D. J. Stefanson	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Underwriting
G. D. Webb	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, P/NP Operations
D. L. Wooden	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Financial Services

Item 28. Person Controlled by or Under Common Control with the Depositor or the

Registrant.

(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) – Holding and Management Company

100.0% - 2795957 Canada Inc. (Canada) – Holding Company

100.0% - 171263 Canada Inc. (Canada) – Holding Company
66.4% - Power Financial Corporation (Canada) – Holding Company
70.6% - Great-West Lifeco Inc. (Canada) – Holding Company
100.0% - GWL&A Financial (Canada) Inc. (Canada) – Holding Company
100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) – Holding Company
100.0% - GWL&A Financial Inc. (Delaware) – Holding Company

60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) – Holding Company

60.0% - Great-West Life & Annuity Insurance Capital, LLC (Delaware) – Holding Company

100.0% - Great-West Life & Annuity Insurance Company (Colorado) – Life and Health Insurance Company

100.0% - First Great-West Life & Annuity Insurance Company (New York) – Life and Health Insurance Company

100.0% - Advised Assets Group, LLC (Colorado) – Investment Adviser

100.0% - Alta Health & Life Insurance Company (Indiana) – Life and Health Insurance Company

100.0% - BenefitsCorp, Inc. (Delaware) – Insurance Agency
100.0% - GWFS Equities, Inc. (Delaware) – Securities Broker/Dealer
100.0% - BenefitsCorp, Inc. of Wyoming (Wyoming) – Insurance Agency

100.0% - Canada Life Insurance Company of America (Michigan) – Life and Health Insurance Company

100.0% - Great-West Life & Annuity Insurance Company of South Carolina (South Carolina) – Captive Insurance Company

100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) – Third Party Administrator

100.0% - EMJAY Corporation (Wisconsin) – Third Party Administrator

100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) – Third Party Administrator

100.0% - Great-West Healthcare Holdings, Inc. (Colorado) – Holding Company

100.0% - Great-West Healthcare, Inc. (Vermont) – Network contracting, development and management

100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) – Health Care Services Organization

100.0% - Great-West Healthcare of California, Inc. (California) – Health Maintenance Organization

100.0% - Great-West Healthcare of Colorado, Inc. (Colorado) – Health Maintenance Organization

100.0% - Great-West Healthcare of Florida, Inc. (Florida) – Health Maintenance Organization

100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) – Health Maintenance Organization

100.0% - Great-West Healthcare of Illinois, Inc. (Illinois) – Health Maintenance Organization

100.0% - Great-West Healthcare of Indiana, Inc. (Indiana) – Health Maintenance Organization

100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) – Health Maintenance Organization

100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) – Health Maintenance Organization

100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey) – Health Maintenance Organization

100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina) – Health Maintenance Organization

100.0% - Great-West Healthcare of Ohio, Inc. (Ohio) – Health Insuring Corporation

100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) – Health Care Service Contractors

100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) – Health Maintenance Organization

100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) – Health Maintenance Organization

100.0% - Great-West Healthcare of Texas, Inc. (Texas) – Health Maintenance Organization

100.0% - Great-West Healthcare of Washington, Inc. (Washington) – Health Care Service Contractors

100.0% - One Orchard Equities, Inc. (Colorado) – Securities Broker/Dealer
100.0% - Mediversal, Inc. (Nevada) – Third Party Administrator

100.0% - Universal Claims Administration (Nevada) – Third Party Administrator

100.0% - FASCore, LLC (Colorado) – Third Party Administrator
100.0% - GWL Properties Inc. (Colorado) – Real Estate Corporation
50.0% - Westkin Properties Ltd. (California) – Real Estate Corporation
100.0% - Great-West Benefit Services, Inc. (Delaware) – Leasing Company
89.6% - Maxim Series Fund, Inc. (Maryland) – Investment Company
100.0% - GW Capital Management, LLC (Colorado) – Investment Adviser
100.0% - Orchard Capital Management, LLC (Colorado) – Investment Adviser
100.0% - Greenwood Investments, LLC (Colorado) – Securities Broker/Dealer
100.0% - Orchard Trust Company, LLC (Colorado) – Trust Company

Item 29. Indemnification. Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)           "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)           "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold any similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)	"Expenses" includes counsel fees.

(4)           "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)           "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)           "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)           "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)          Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person conducted himself or herself in good faith; and

(b)	The person reasonably believed:

(I)           In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)          In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)           In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)           A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)           The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)           In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)          In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)          Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)           A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)           The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)           The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)           A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)           The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)          Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)          Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)           If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)          If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)           A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)	The determinations required by under subsection (1) of this section shall be made:

(a)           By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

(b)          If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)          If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)           By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)	By the shareholders.

(4)           Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)           An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)           A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)           A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign entity or of an employee benefit plan, against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)           A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)          Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 30. Principal Underwriter.

(a)

GWFS Equities, Inc. currently distributes securities of Maxim Series Fund, Inc., an open-end management investment company, FutureFunds Series Account, Maxim Series Account and Variable Annuity-1 Series Account of Great-West and Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company in addition to those of the Registrant.

(b)	Directors and Officers of GWFS Equities, Inc.

Name	Principal Business Address	Position and Officers with Underwriter
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G. E. Seller	18101 Von Karman Ave. Suite 1460 Irvine, CA 92715	Director and Senior Vice President
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
T. M. Connolly	300 Broadacres Drive Bloomfield, NJ 07003	Vice President
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
W. S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
K. A. Morris	500 North Central Suite 220 Glendale, CA 91203	Vice President
M. P. Sole	One North LaSalle Suite 3200 Chicago, IL 60602	Vice President
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
B. A. Byrne	8525 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
D. K. Cohen	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Taxation
T. L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M. C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Investments Compliance Officer

(c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

Net
Name of	Underwriting	Compensation
Principal	Discounts and	on	Brokerage
Underwriter	Commissions	Redemption	Commissions	Compensation

GWFS Equities	-0-	-0-	-0-	-0-

Item 31.

Location of Accounts and Records. All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 32.	Management Services. None.

Item 33. Fee Representation. Great-West represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, State of Colorado, on this 12th day of July, 2006.

COLI VUL-2 SERIES ACCOUNT
(Registrant)

BY:	/s/ R. L. McFeetors
R. L. McFeetors
President and Chief Executive Officer

BY: GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Depositor)

BY:	/s/ R. L. McFeetors

R. L. McFeetors

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature and Title	Title	Date

/s/ Robert Gratton		July 12, 2006
(Robert Gratton*)	Director and Chairman of the Board

W. T. McCallum	Vice-Chairman of the Board

/s/ Raymond L. McFeetors		July 12, 2006
(Raymond L. McFeetors)	Director, President and Chief Executive Officer

/s/ Mitchell T.G. Graye		July 12, 2006
(Mitchell T.G. Graye)	Executive Vice President and Chief Financial Officer

/s/ James Balog		July 12, 2006
(James Balog*)	Director

/s/ James W. Burns		July 12, 2006
(James W. Burns*)	Director

/s/ Orest T. Dackow		July 12, 2006
(Orest T. Dackow*)	Director

Signature	Title	Date

(André Desmarais)	Director

/s/ Paul Desmarais, Jr.		July 12, 2006
(Paul Desmarais, Jr*.)	Director

/s/ Kevin P. Kavanagh		July 12, 2006
(Kevin P. Kavanagh*)	Director

(William Mackness)	Director

/s/ Jerry E.A. Nickerson		July 12, 2006
(Jerry E.A. Nickerson*)	Director

(David A. Nield)	Director

(R. Jeffrey Orr)	Director

/s/ Michel Plessis-Bélair		July 12, 2006
(Michel Plessis-Bélair*)	Director

/s/ Brian E. Walsh		July 12, 2006
(Brian E. Walsh*)	Director

*By: /s/ G.R. Derback		July 12, 2006
G.R. Derback

G. R. Derback, Attorney-in-Fact pursuant to Powers of Attorney filed under Registrant’s initial Registration Statement on Form S-6 (File No. 333-70963) filed on January 22, 1999 and Registrant’s Pre-Effective Amendment No. 1 to Form S-6, filed with the Securities and Exchange Commission on June 23, 1999.